Leases - Future Undiscounted Cash Outflows for Operating Leases Maturity (Detail) $ in Thousands	Sep. 30, 2025 USD ($)
Future undiscounted cash outflows for operating leases [Line Items]
2026	$ 46,359
2027	34,668
2028	30,506
2029	26,788
2030	21,923
Thereafter	57,031
Total lease payments	217,275
Less: imputed interest	(37,774)
Present value of lease liabilities	$ 179,501